OFFICE PREMISES AND EQUIPMENT	42 Months Ended
Jun. 30, 2011
Property, Plant and Equipment [Abstract]
OFFICE PREMISES AND EQUIPMENT
NOTE E - OFFICE PREMISES AND EQUIPMENT

Office premises and equipment are comprised of the following:

	(Unaudited)	At December 31,
	At June 30, 2011	2010	2009
		(In thousands)

Land	$1,959	$1,044	$1,044
Buildings and improvements, including construction-in-progress	9,137	5,875	5,875
Furniture and equipment	2,710	1,283	1,245
Automobiles	45	45	45
	13,851	8,247	8,209
Less accumulated depreciation	3,856	3,637	3,320

	$9,995	$4,610	$4,889

At June 30, 2011 (unaudited) and December 31, 2010 and 2009, the Corporation had capitalized interest costs of approximately $11,000 related to the construction of branch offices.